Share Based Compensation	12 Months Ended
Dec. 31, 2011
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]

20. Share Based Compensation

Share based options

Share based options (“options”) are granted to certain directors, officers or management employees at the discretion of the Company's Board of Directors, or its designate. Options, in the absence of any other determination, are exercisable equally on their first, second, third and fourth anniversary dates and expire on the 10th anniversary of the grant date. The Company has reserved 4,000 shares for issuance under the option plan. The exercise date of options may be accelerated at the discretion of the Board of Directors, or its designate. Options are not transferable or assignable.

On November 11, 2010, the Board of Directors issued 200 share based options, all of which have stock appreciation rights, to one executive of the Company. The options are exercisable equally on the following vesting dates: November 11, 2010 and May 27, 2011. The options have an exercise price of $22.62 and a grant date market value of $22.41. On termination of employment without cause, death or disability, the options become immediately exercisable. Unexercised options expire on November 10, 2020.

At December 31, 2011 the weighted average grant date market value of the options outstanding is $20.68 (C$22.74) (2010 - $20.68 (C$22.74)).

		2011		2010
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price

Outstanding, beginning of year	2,646	$21.23	2,246	$21.66
Granted, during the year	-	$-	200	$22.62
Assumed on acquisition, during the year	-	$-	505	$14.33
Exercised, during the year	(141)	$(16.02)	(305)	$(13.87)
Forfeited, during the year	-	$-	-	$-
Expired, during the year	-	$-	-	$-
Outstanding, end of year	2,505	$23.28	2,646	$21.23

As of December 31, 2011, 2,505 (2010 – 2,188) options outstanding are exercisable.

The Company uses the Black-Scholes-Merton option pricing model which requires the input of several variables. These variables include the estimated length of time employees will retain their options before exercising them and the expected volatility of the Company's share price. Changes in these variables can materially affect the estimated fair value of share based compensation and, consequently, the related amount recognized in selling, general and administration expense on the statement of operations and comprehensive income or loss. In calculating the fair value of the options at December 31, 2011, the following weighted average assumptions were used:

	2011	2010

Grant date - February 14, 2006
Dividend yield	2.5%	2.1%
Expected volatility	20.9%	22.8%
Risk free interest rate	0.9%	1.2%
Expected remaining life, stated in years	1.7	0.9
Fair value, per option (in Canadian dollars)	$0.19	$0.61

Grant date - August 25, 2008
Dividend yield	2.5%	2.1%
Expected volatility	23.1%	43.1%
Risk free interest rate	0.9%	1.6%
Expected remaining life, stated in years	2.2	3.2
Fair value, per option (in Canadian dollars)	$2.26	$8.21

Grant date - January 9, 2009
Dividend yield	2.5%	2.1%
Expected volatility	22.3%	39.9%
Risk free interest rate	1.0%	1.7%
Expected remaining life, stated in years	2.5	3.5
Fair value, per option (in Canadian dollars)	$2.30	$8.00

Grant date - November 11, 2010
Dividend yield	2.5%	2.1%
Expected volatility	38.3%	34.9%
Risk free interest rate	1.2%	2.0%
Expected remaining life, stated in years	4.0	5.0
Fair value, per option (in Canadian dollars)	$4.20	$7.15

Compensation expense or recovery resulting from fair value changes in share based options are recorded to selling, general and administration expense on the statement of operations and comprehensive income or loss. For the year ended December 31, 2011 share based compensation (recovery) expense amounted to ($6,808) (2010 – $8,336). In addition, as of December 31, 2011, unrecognized compensation costs for share based compensation totaled $nil (2010 - $1,084). At December 31, 2011, $3,757 (2010 - $10,697) is accrued. The weighted average remaining contractual life of the options is 5.8 years. In determining the expected life of the options, management considered the age of the recipients and duration between the vesting date and date of expiration. These options represent the Company's first, second, third and fourth option grants. Accordingly, the Company has no historical information with regards to the behaviour of its option recipients. Expected volatility was calculated using changes in monthly share prices for a period commensurate with the remaining term to expected vesting.

Restricted shares

On July 2, 2010, the Company issued 52 restricted shares at a weighted average cost of $23.92 per share, to certain executive management. In conjunction with the restricted share issuance, the Company purchased 52 common shares for total cash consideration of $1,241. All 52 restricted shares issued have a vesting date of June 30, 2012.

On September 12, 2011, the Company issued 185 restricted shares at a weighted average cost of $22.84 per share to certain executive management. In conjunction with the restricted share issuance, the Company purchased 185 common shares for total cash consideration of $4,226. The restricted shares issued have vesting dates as follows: 50 restricted shares on May 31, 2012, 30 restricted shares on December 15, 2012, 30 restricted shares on December 15, 2013, 25 restricted shares on May 31, 2014 and 50 restricted shares on May 31, 2015.

Restricted shares are issued as an incentive for certain executive management (“employees” or “executive management”) in respect of their employment with the Company and to align the interests of executive management with the interests of the Company's shareholders. Restricted shares are purchased by the Company in the open market and are held in trust for the employees' benefit. Restricted shares vest when the employee has satisfied the requisite service period. Executive management forfeits their right to restricted shares upon termination for cause or resignation without good reason. Accelerated vesting occurs in certain circumstances, including termination without cause or resignation for good reason, change of control, and death or disability. Dividends received by the trustee, on restricted shares held for the benefit of executive management, are paid to the employee. The employee's interest in restricted shares cannot be assigned or transferred.

The following table outlines various details pertaining to restricted shares.

		December 31
	2011	2010

Outstanding, beginning of year	277	225
Granted, during the year	185	52
Vested, during the year	(210)	-
Forfeited, during the year	-	-
Expired, during the year	-	-
Outstanding, end of year	252	277
Weighted average remaining life	1.49	0.36

Restricted share expense is recorded to selling, general and administration expense on the statement of operations and comprehensive income or loss. For the year ended December 31, 2011 restricted share expense amounted to $2,107 (2010 - $1,977). If employees satisfy the requisite service period requirement, the Company will record the compensation expense in the following years:

2012	$1,855
2013	688
2014	359
2015	117
$3,019

Long-term incentive plan

Effective January 1, 2003, the Company entered into a trust (the “Trust”) agreement to establish a long-term incentive plan on behalf of certain Canadian employees, officers and directors. The purpose of the Trust is to receive monies from the Company and its subsidiaries on behalf of certain Canadian employees, officers and directors to purchase shares of the Company in the open market and to hold the shares acquired for the benefit of its participants. Shares remain registered in the name of the Company, the Trustee, or its nominee(s), until the shares are redeemed, sold or distributed to the participant for whom they are held. Dividends received by the Trust are distributed to the participants in proportion to their pro rata entitlement. The Company's maximum exposure to loss is limited to its obligation to fund the administration of the Trust and its indemnity to the Company and its officers, directors, employees, agents or shareholders for various items including, but not limited to, all costs to settle suits or actions due to association with the Trust, subject to certain restrictions. The risk of fluctuations in the price of the Company's shares is borne by the participants. In February 2006, the Company amended and restated its long-term incentive plan and established a long-term incentive plan on behalf of certain U.S. employees, officers and directors of IESI and its subsidiaries. With the exception of changes to the vesting period, the terms of the long-term incentive plan remained principally unchanged. Shares acquired by the Trust in respect of fiscal year ended December 31, 2004 for the benefit of its participants have vested. Shares acquired by the Trust in respect of fiscal year ended December 31, 2005, and thereafter, will vest as follows: one third on the day such shares are allocated to the participant, one third on December 31 of the year such shares are allocated to the participant, and the balance on December 31 of the subsequent year. Shares that are forfeited by participants to the long-term incentive plan are allocated to the remaining participants in accordance with their proportional entitlement to all of the shares held by the Trust and the Trust will abstain from voting on all matters related to the Company. The purpose and terms of the U.S. long-term incentive plan are consistent with those outlined for the Company's amended and restated Canadian plan. In 2011, contributions to the long-term incentive plan are calculated at 1.45% (2010 – 1.45%) of operating income before restructuring costs, goodwill impairment, amortization and gain or loss on sale of capital and landfill assets, adjusted for certain non-recurring or non-operating items. Included in selling, general and administration expenses are $6,159 (2010 - $7,032) of accrued amounts payable to the Trust on behalf of certain Canadian and U.S. employees, officers and directors at December 31, 2011.